Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18, 2013, the Partnership successfully completed its initial public offering (the “IPO”), pursuant to which, the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO, the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. George Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including: (i) an omnibus agreement with the Sponsor, as amended (Note 3(c)), (the “Omnibus Agreement”) and, (ii) a $30 million interest free revolving credit facility with its Sponsor (the “$30 million Sponsor Facility”) (Note 3(b)), which was extended on November 14, 2018 until November 2023, to be used for general Partnership purposes.

The Partnership earned in the year ended as of December 31, 2024, 34% (2023: 43%) of its revenues from Yamal Trade Pte. Ltd. (“Yamal”), which traded primarily from Russian LNG ports. Due to the recent Russian conflicts with Ukraine, the United States (“U.S.”), European Union (“E.U.”), Canada and other Western countries and organizations announced and enacted from February 2022 to date, numerous sanctions against Russia which have not expressly prohibited LNG shipping in the main trading routes of the Partnership’s vessels. The Partnership’s time charter contracts have therefore currently not been affected by the sanctions imposed to date due to the events in Russia and Ukraine.

As there is currently uncertainty regarding the global impact of the conflict, which is ongoing, it is possible that further developments in sanctions or escalation of the conflict will affect the Partnership’s ability to continue to employ two out of its six vessels to the current charterers and the suspension, termination, or cancellation of such charter parties, could thus adversely affect the Partnership’s results of operation, cash flows and financial condition. The Partnership believes that despite the continuing uncertainty, in the event of suspension, termination, cancellation of any of these charters, it will be able to enter into replacement time charters acceptable to the counterparty of each sale and leaseback agreement.

As of December 31, 2024, the Partnership reported cash and cash equivalents of $68.2 million and had a working capital deficit of $5.7 million, which is mainly due to the current portion of its long-term debt and other financial liabilities. The Partnership believes that current sources of funds and those that the Partnership anticipates to internally generate for a period of at least the next twelve months, will be sufficient to fund the operations of its Fleet, and to meet the Partnership’s normal working capital requirements, service principal and interest of debt and other financial liabilities, and make at least the required distributions on Series A Preferred Units and Series B Preferred Units in accordance with the Partnership’s Agreement. Accordingly, the Partnership continues to adopt the going concern basis in preparing its financial statements.

1.Basis of Presentation and General Information (continued):

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of December 31, 2024:

Vessel Owning Subsidiaries:

	Country of incorporation/		Delivery date	Delivery date to	Cbm
Company Name	formation	Vessel Name	from shipyard	Partnership	Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy (1)	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River (1)	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River (1)	January 2008	October 2013	149,700
Noteworthy Shipping Limited (“ Noteworthy ”), (formerly known as Fareastern Shipping Limited)	Malta	Arctic Aurora (1)	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

(1)The vessel is subject to a sale and leaseback transaction with a purchase obligation at the end of the lease term (see Note 5).

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding shares of Dynagas LNG Carriers Ltd. (“Dynagas LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited liability company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding shares of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands

Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes discussed under Note 5 of the consolidated financial statements for the year to December 31,2020 and engaging in other activities incidental thereto.

Dynagas LNG Carriers Ltd. (“Dynagas LNG”) (formerly known as Arctic LNG Carriers Ltd.)	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding shares of Pegasus, Lance, Seacrown, Noteworthy, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Dynagas LNG and co-borrower of the Partnership’s Term Loan B discussed under Note 5 of the consolidated financial statements for the year to December 31,2020.

Since the Partnership’s inception, the technical, administrative and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 3(a)).